Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TCW Artificial Intelligence ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	30.49%	57.30%	(40.37%)	14.57%	57.75%	33.46%	(2.91%)
TCW Compounders ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	22.57%	31.76%	(22.05%)	21.83%	27.76%	39.75%	3.25%	38.04%
TCW Transform 500 ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	25.31%	27.43%	(19.70%)
TCW Transform Supply Chain ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	10.97%
TCW Transform Systems ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	28.57%	20.84%
TCW Corporate Bond ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	2.19%	8.39%	(16.31%)	(0.84%)	12.37%	14.99%
TCW Flexible Income ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	5.97%	9.12%	(8.65%)	2.23%	12.12%	18.27%
TCW High Yield Bond ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	6.32%	10.64%	(8.76%)	3.46%	10.02%	12.98%	none	6.28%	8.06%	0.60%
TCW Senior Loan ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	9.09%	12.11%	(2.54%)	3.51%	3.29%	7.49%	0.49%	3.60%	6.14%	1.58%